Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

15. Earnings per share

The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31, 2009, 2010 and 2011:

	For the years ended December 31,
	2009	2010	2011
Basic earnings per share:
Net income	$1,317,853	$21,574,076	$19,493,171
Less:
Deemed dividend on Series A convertible redeemable preferred shares	(210,092)	(468,580)	(200,601)
Amounts allocated to preferred shares for participating rights to dividends	(165,750)	(4,588,151)	(1,589,047)

Net income attributable to ordinary shareholders—basic and diluted	$942,011	$16,517,345	$17,703,523

Weighted average ordinary shares outstanding—basic	467,123,300	450,000,000	606,648,098

Basic earnings per share	$0.00	$0.04	$0.03

Diluted earnings per share:
Net income attributable to ordinary shareholders-basic and diluted	$942,011	$16,517,345	$17,703,523

Weighted average ordinary shares outstanding—basic	467,123,300	450,000,000	606,648,098
Stock options	—	8,482,370	33,729,077

Weighted average ordinary shares outstanding-diluted	467,123,300	458,482,370	640,377,175

Diluted earnings per share	$0.00	$0.04	$0.03

For the years ended December 31, 2009, 2010 and 2011, the Group had securities which could potentially dilute basic earnings per share in the future, but were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive. Such securities consisted of the following:

	For the years ended December 31,
	2009	2010	2011
Series A convertible redeemable preferred shares	125,000,000	125,000,000	—
Options	10,250,000	35,175,000	33,640,000
Non-vested restricted shares	—	—	4,500,000

Total	135,250,000	160,175,000	38,140,000